U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 1, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Aegis Funds (the “Trust”)
File Nos. 333-106971 and 811-21399
Aegis High Yield Fund (S000010771)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Aegis High Yield Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment for the Fund dated May 1, 2012, and filed electronically as Post-Effective Amendment No. 10 to the Fund’s Registration Statement on Form N-1A on April 27, 2012.

If you have any questions, regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz
for US Bancorp Fund Services, LLC